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Supplement to Statement of Additional Information dated March 1, 2017

Harbor Global Growth Fund
The Board of Trustees of Harbor Funds, on behalf of Harbor Global Growth Fund (the “Fund”), appointed Sands Capital Management, LLC (“Sands Capital”) to serve as the subadviser to the Fund effective March 1, 2017. Sands Capital replaces Marsico Capital Management, LLC (“Marsico Capital”) as subadviser to the Fund. The Board of Trustees also approved a change in the Fund’s name from Harbor Global Growth Fund to Harbor Global Leaders Fund to reflect Sands Capital’s investment strategy for the Fund. This change coincides with the appointment of Sands Capital as the Fund’s subadviser and also takes effect on March 1, 2017.
The appointment of Sands Capital as the Fund’s subadviser will not result in any change in the rate of advisory fees payable by the Fund to its adviser, Harbor Capital Advisors, Inc., (“Harbor Capital”). Harbor Capital and not the Fund pays the subadvisory fee to Sands Capital. The Fund’s investment strategy under Sands Capital is set forth in the Prospectus Supplement dated March 1, 2017 to the Harbor Funds International & Global Funds Prospectus. Information about Sands Capital and the portfolio manager at Sands Capital responsible for managing the assets of Harbor Global Leaders Fund is also included in that Supplement and set forth below.
Sands Capital hereby replaces all references to Marsico Capital, except for references to actual subadvisory fees paid to Marsico and Harbor Global Leaders Fund hereby replaces all references to Harbor Global Growth Fund in the Statement of Additional Information.

Additional Policies and Investment Techniques
Equity-Linked Securities.  Harbor Global Leaders Fund may invest a portion of their respective assets in equity-linked securities. Equity-linked securities are privately issued derivative securities that have a return component based on the performance of a single stock, a basket of stocks, or a stock index. Equity-linked securities are often used for many of the same purposes as, and share many of the same risks with, other derivative instruments.
Market Access Products. Harbor Global Leaders Fund may invest up to 20% of its net assets in market access products, to seek to gain economic exposure to markets where holding an underlying security is not feasible. A market access product is a derivative security that provides market exposure to an underlying foreign issuer. Examples of market access products are low exercise price warrants (“LEPWs”) and participatory notes (“P-Notes”), both of which allow the holder to gain exposure to issuers in certain emerging market countries. A LEPW entitles the holder to purchase a security with an exercise price significantly below the market price of the underlying security. Because of its low exercise price, a LEPW is virtually certain to be exercised and the value and performance of its intrinsic value is effectively identical to that of the underlying security. These features are designed to allow participation in the performance of a security where there are legal or financial obstacles to purchasing the underlying security directly. If the LEPW is cash-settled, the buyer profits to the same extent as with a direct holding in the underlying security, but without having to transact in it. P-Notes are derivatives that are generally traded over the counter and constitute general unsecured contractual obligations of the banks and broker-dealers that issue them. Generally, these banks and broker-dealers buy securities listed on certain foreign exchanges and then issue P-Notes which are designed to replicate the performance of certain issuers and markets.

The Subadviser
The information related to Harbor Global Growth Fund is hereby deleted and replaced with the following:
Harbor Global Leaders Fund.  The Fund is subadvised by Sands Capital. Sands Capital is an independent, employee-owned professional investment management firm. Sands Capital Management, LP (“Sands LP”) owns a majority interest in Sands Capital. Sands Family Trust, LLC, the general partner of Sands LP, holds a nominal interest in Sands Capital and serves as Sands Capital’s manager. Officers and employees of Sands Capital own interests in Sands LP. Sands LP is controlled by two limited liability companies, each of which own less than 50% of Sands LP. Frank M. Sands, Sr. ultimately controls one of these limited liability companies; Frank M. Sands, Jr. ultimately controls the other.
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Supplement to Statement of Additional Information dated March 1, 2017 — Continued

Other Accounts Managed
The information related to Harbor Global Growth Fund is hereby deleted and replaced with the following:
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)
HARBOR GLOBAL LEADERS FUND
Sunil H. Thakor, CFA
All Accounts*	2	$2,677	7	$4,591	22	$5,829
Accounts where advisory fee is based on account performance (subset of above)*	0	$ --	1	$ 143	3	$ 878
* This information is provided as of December 31, 2016.

Sands Capital Management, LLC
All information related to Marsico is hereby deleted and replaced with the following:
CONFLICTS OF INTEREST
The portfolio manager’s management of “other accounts” may give rise to potential conflicts of interest in connection with his management of the Fund’s investments, on the one hand, and the investments of the other accounts on the other. The other accounts may have similar, different, or overlapping investment objectives and strategies as the Fund, and such accounts may be managed by one, or any combination, of portfolio managers. Therefore, a potential conflict of interest may arise as a result of the similar, different, or overlapping investment objectives and strategies, whereby the portfolio manager could favor one account over another. Another potential conflict could include the portfolio manager’s knowledge about the size, timing and possible market impact of the Fund’s trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, Sands Capital has established policies and procedures intended to result in the fair and equitable allocation of investment opportunities among Sands Capital’s clients over time.
COMPENSATION
Sands Capital compensates the portfolio manager for his management of the Fund. The portfolio manager’s compensation consists of a salary, qualitative bonus, and a profit sharing and 401(k) plan. Additional compensation may be in the form of an investment results bonus and equity in Sands LP. Salary is benchmarked to be competitive with the industry worldwide. The qualitative bonus is based on a target set at the beginning of the year and on the individual’s responsibilities and objectives that are agreed upon at the beginning of each year. At the end of the year, this bonus is paid out after a formal review of the individual’s actual contribution to investment performance and client service work. The investments result bonus is calculated from the performance variance of Sands Capital’s composite returns and their respective benchmarks over 1, 3 and 5 year periods, weighted towards the 3 and 5 year results.
SECURITIES OWNERSHIP
As of December 31, 2016, Mr. Thakor did not beneficially own any shares of Harbor Global Leaders Fund (fka Harbor Global Growth Fund).

Portfolio Holdings Disclosure Policy
The Portfolio Holdings Disclosure Policy is hereby revised to delete the current disclosures related to Marsico in serving as Subadviser to Harbor Global Growth Fund and to include the following:
■	FactSet Research Systems, Inc., Advent Software, Inc., LongView Trading Systems and Satuit each of whom provide services to Sands Capital, for the sole purpose of assisting Sands Capital in performing its services as Subadviser to Harbor Global Leaders Fund;
March 1, 2017
Investors Should Retain This Supplement For Future Reference
S0301.SAI.0301
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